DIVESTMENTS AND ASSETS HELD FOR SALE - Schedule of divestments (Details) - USD ($) $ in Millions		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Property, plant and equipment	$ 36,725	$ 36,725		$ 35,638
Other assets	3,369	3,369		3,360
Total assets	92,366	92,366		91,249
Current liabilities	23,109	23,109		23,455
Other long-term liabilities	3,073	3,073		3,019
Total liabilities	48,255	48,255		$ 47,141
Gain on disposal		72	$ 0
Ilva Remedies | Disposal group, disposed of by sale, not discontinued operations
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Other current assets	1,386	1,386
Property, plant and equipment	178	178
Other assets	11	11
Total assets	1,575	1,575
Current liabilities	1,046	1,046
Other long-term liabilities	241	241
Total liabilities	1,287	1,287
Total net assets	288	288
Assigned receivables	404	$ 404
Net assets disposed	692
Cash consideration received, net of escrow deposit and cash disposed	518
Consideration receivable	174
Reclassification of foreign exchange translation difference	72
Gain on disposal	$ 72